Derivative warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Derivative warrant liabilities [Abstract]
Disclosure of derivative warrant liabilities

	December 28, 2016 Warrants		February 14, 2014 Warrants		Total
	# of warrants (in thousands)	$	# of warrants (in thousands)	$	# of warrants (in thousands)	$
Balance at January 1, 2019	3,523	15,475	1,738	6,272	5,261	21,747
Conversion to equity (common shares) upon exercise of warrants	(1,832)	(27,598)	(1,738)	(5,920)	(3,570)	(33,518)
Revaluation of derivative warrant liability upon exercise of warrants	—	(182)	—	363	—	181
Revaluation of derivative warrant liability	—	41,658	—	(715)	—	40,943
Balance at December 31, 2019	1,691	29,353	—	—	1,691	29,353

Balance at January 1, 2018	3,523	8,948	1,738	2,845	5,261	11,793
Revaluation of derivative warrant liability	—	6,527	—	3,427	—	9,954
Balance at December 31, 2018	3,523	15,475	1,738	6,272	5,261	21,747

Disclosure of the estimated fair value of the derivative warrant liability
The following assumptions were used to eliminate the fair value of the derivative warrant liability on December 31, 2018.

2018
Annualized volatility	45%
Risk-free interest rate	2.56%
Life of warrants in years	0.12
Dividend rate	0.0%
Market price	6.82
Fair value per Warrant	3.61
The following assumptions were used to estimate the fair value of the derivative warrant liability on December 31, 2019 and December 31, 2018.

	2019	2018
Annualized volatility	43%	55%
Risk-free interest rate	1.57%	2.45%
Life of warrants in years	1.99	2.99
Dividend rate	0.0%	0.0%
Market price	20.26	6.82
Fair value per Warrant	17.35	4.39